EQUITY BASED COMPENSATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Incentive stock awards	$ 502,128
Stock issued for services rendered	88,000	162,254
Equity based compensation	$ 590,128	$ 162,254